Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan provides for investment options in various funds that invest in equity and debt securities and other investments. Such investments are exposed to risks and uncertainties, such as interest rate risk, credit risk, market risk, economic changes, political unrest, regulatory changes and foreign currency risk. The Plan’s exposure to a concentration of risk is dependent upon funds selected by participants.
The following table shows details on investments that represent a concentration of greater than 10% of the Plan’s investments in either years:

	December 31, 2025		December 31, 2024
Investments	Balance	% of Investments	Balance	% of Investments
Fidelity Blue Chip Commingled Pool D	$325,296,488	13%	N/A	N/A
Vanguard Institutional 500 Index Trust Unit D	$280,998,308	12%	N/A	N/A
American Funds Growth Fund of America	N/A	N/A	$282,929,274	13%
Vanguard Institutional 500 Index Trust	N/A	N/A	$246,525,813	12%
See Note 8 for additional information on the transfer of investments within the Plan.
Due to the concentration of investments denoted above and the level of risk associated with certain investments, it is at least reasonably possible that changes in the value of investments will occur in the near term. Such changes could materially affect the value of the participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.